Consolidated Statements Of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (2,611)	$ (141)	$ (186)	$ (2,830)
Adjustments to reconcile net (loss) to net cash used in operating activities
Depreciation and amortization	110	156	525	748
Stock-based compensation	71		89	0
Deferred rent amortization	(4)		(11)	(9)
Provisions for bad debt		(60)	301	(8)
Financing costs amortization	6
Asset impairment of property and equipment			0	649
Loss on disposal of property and equipment			58	0
Changes in Assets and Liabilities
Accounts receivable, net	2,475	3,192	214	(2,321)
Prepaid expenses	(113)	10	111	111
Restricted cash	(12)	(3)
Accounts payable and accrued liabilities	(211)	(581)	(1,538)	668
Accrued compensation	(220)	(17)	222	142
Other Assets			0	50
Due to related party			(173)	0
Net cash (used in)/provided by operating activities	(509)	2,556	(388)	(2,800)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(230)	(113)	(746)	(593)
Cash acquired in reverse merger with Ascend			2	0
Cash acquired in acquisition of Health Guru/Gather			754	0
Cash acquired in Kitara/NYPG merger			6	0
Net cash (used in) investing activities	(230)	(113)	16	(593)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital (distributions to) contributions from members		(1,906)	(699)	3,079
Repayments of loan	(366)		(79)	0
Repayments under lines of credit	(7,343)		(119)	0
Borrowings under lines of credit	7,276		841	0
Proceeds from note payable - shareholder	1,000
Changes in cash overdraft from financial institution, net		(537)	(670)	314
Deferred financing costs			(74)	0
Proceeds from private placement			3,700	0
Repurchase of stock			(50)	0
Net cash provided by/(used in) financing activities	567	(2,443)	2,850	3,393
Net increase/(decrease) in cash	(172)		2,478	0
Cash at beginning of period	2,478			0
Cash at end of period	2,306		2,478
Supplemental disclosure to cash flow information:
Cash paid for Interest	87		43	0
Cash paid for Taxes	1		4	0
Supplemental disclosure of non-cash financing activities:
Net assets acquired in connection with the acquisition of New York Publishing Group including the acquisition of $2,662 in short term debt (see Note 13)			2,000	0
Net assets acquired in connection with the acquisition of Health Guru including the acquisition of $300 in promissory notes payable (see Note 13)			8,600	0
Accrued working capital adjustment related to the Kitara reverse acquisition			1,074	0
Conversion of promissory notes to equity			$ 300	$ 0